Advances to suppliers	9 Months Ended
Sep. 30, 2026
Advances do Suppliers [Abstract]
Disclosure Advances To Suppliers Explanatory
14 ADVANCES TO SUPPLIERS

	09/30/2026	12/31/2025
Advances and forestry programs	3,294,943	2,788,262
Advances to suppliers - others	121,221	76,818
	3,416,164	2,865,080

Current	121,221	76,818
Non-current	3,294,943	2,788,262
In the annual financial statements for the year ended December 31, 2025, the characteristics of the advances were disclosed, which did not change during the nine-month period ended September 30, 2026.